John Hancock Bond Fund Expense Example - John Hancock Bond Fund Classes A C I R2 R4 and R6 [Member] - John Hancock Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 475
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,315
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	802
Expense Example, with Redemption, 10 Years	1,567
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	590
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	872
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	$ 455